Stock-Based Compensation - Summary of the restricted common stock (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of option, Ending balance		81,751
Weighted – Average Exercise Price-Ending Balance		$ 1.91
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of option, Beginning balance	81,750	1,233,707
Issues		11,025
Number of shares, Vested	(65,211)	(1,007,956)
Repurchased	(16,539)	(155,025)
Number Of option, Ending balance	0	81,750
Weighted – Average Exercise Price Beginning Balance	$ 1.92	$ 1.64
Issued		0.76
vested	$ 1.92	$ 1.56
Repurchased	1.92%	1.91%
Weighted – Average Exercise Price-Ending Balance	$ 0	$ 1.92
Restricted Stock Units (RSUs) [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of option, Beginning balance	69,513
Number Of option, Ending balance		69,513
Weighted – Average Exercise Price Beginning Balance	$ 2.25
Weighted – Average Exercise Price-Ending Balance		$ 2.25
Restricted Stock Units (RSUs) [Member] | Revision of Prior Period, Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of option, Beginning balance	12,237
Number Of option, Ending balance		12,237
Weighted – Average Exercise Price Beginning Balance	$ (0.33)
Weighted – Average Exercise Price-Ending Balance		$ (0.33)